ORGANIZATION AND DESCRIPTION OF BUSINESS (Detail Textuals)	12 Months Ended
Aug. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
State of incorporation	Nevada
Date of incorporation	Jan. 05, 2011